Report of the directors financial review risk report - Credit risk in the first half of 2021 (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Russia
Disclosure of financial assets [line items]
Credit exposure	$ 1,200
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	(1,028,356)	$ (1,045,814)
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	(96,429)	(83,136)
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(154,219)	(97,302)
Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	(1,028,356)	(1,045,814)
Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	(96,429)	(83,136)
Debt instruments measured at amortised cost | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	(98,827)	(75,668)
Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(284,232)	(345,173)
Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	650,677	655,432
Gross carrying/ nominal amount | Russia
Disclosure of financial assets [line items]
Credit exposure	1,300
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,085,618)	(2,020,735)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets	(1,136,000)
Increase in financial assets	4,800
Increase (decrease) through foreign exchange, financial assets	54,700
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	(1,039,130)	(1,057,231)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale
Disclosure of financial assets [line items]
Increase in financial assets	(22,300)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | US
Disclosure of financial assets [line items]
Increase in financial assets	(4,400)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | UK
Disclosure of financial assets [line items]
Increase in financial assets	(3,600)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | Canada
Disclosure of financial assets [line items]
Increase in financial assets	(3,500)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | India
Disclosure of financial assets [line items]
Increase in financial assets	(2,300)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | Japan
Disclosure of financial assets [line items]
Increase in financial assets	(1,800)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | Mainland China
Disclosure of financial assets [line items]
Increase in financial assets	(1,400)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | UAE
Disclosure of financial assets [line items]
Increase in financial assets	(1,100)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending
Disclosure of financial assets [line items]
Financial assets	(463,621)	(478,337)
Increase in financial assets	(16,800)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | Mortgages
Disclosure of financial assets [line items]
Increase in financial assets	(9,900)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | – other personal
Disclosure of financial assets [line items]
Increase in financial assets	(900)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | Other personal loans, unsecured
Disclosure of financial assets [line items]
Increase in financial assets	800
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | UK | Mortgages
Disclosure of financial assets [line items]
Increase in financial assets	(5,500)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | Australia | Mortgages
Disclosure of financial assets [line items]
Increase in financial assets	(2,100)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | Hong Kong | Mortgages
Disclosure of financial assets [line items]
Increase in financial assets	(1,500)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | Hong Kong | – other personal
Disclosure of financial assets [line items]
Increase in financial assets	(1,500)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | France | – other personal
Disclosure of financial assets [line items]
Increase in financial assets	(300)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	(96,481)	(83,153)
Increase in financial assets	(10,800)
Gross carrying/ nominal amount | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	(284,352)	(345,269)
Gross carrying/ nominal amount | Debt instruments at FVOCI | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	(274,765)	(347,203)
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	11,600	12,200
Increase in financial assets	(600)
Increase (decrease) through foreign exchange, financial assets	600
Off-balance sheet commitments	(379)	(441)
ECL income statement change for the period	1,100
Allowance for ECL | Russia
Disclosure of financial assets [line items]
Credit exposure	100
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	11,107	11,627
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	10,774	11,417
Increase in financial assets	(100)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale
Disclosure of financial assets [line items]
Increase in financial assets	(100)
ECL income statement change for the period	600
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | Non-credit impaired
Disclosure of financial assets [line items]
Increase in financial assets	(400)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Increase in financial assets	300
ECL income statement change for the period	300
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending
Disclosure of financial assets [line items]
Financial assets	2,918	3,103
ECL income statement change for the period	500
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | Non-credit impaired
Disclosure of financial assets [line items]
Increase in financial assets	200
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | Financial instruments credit-impaired
Disclosure of financial assets [line items]
ECL income statement change for the period	500
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Personal Lending | Credit impaired
Disclosure of financial assets [line items]
Increase in financial assets	(200)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	52	17
Allowance for ECL | Debt instruments at FVOCI
Disclosure of financial assets [line items]
Financial assets	120	96
Allowance for ECL | Debt instruments at FVOCI | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	$ 120	$ 96